Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 6,116	$ 693
Trade receivables	597	581
Other current assets	132	64
Total current assets	6,845	1,338
Non-current assets:
Deferred offering costs		313
Property and equipment, net	19	15
Intangible assets, net	280	67
Goodwill	4,379	4,379
Total non-current assets	4,678	4,774
Total assets	11,523	6,112
Current liabilities:
Current maturities of loans, net	330	330
Account payables	7	33
Deferred revenues	27	31
Liability to controlling shareholder, net	199	126
Other current liabilities	458	425
Total current liabilities	1,021	945
Non-current liabilities:
Loans, net of current maturities	170	387
Liability to controlling shareholder, net		262
Derivative warrants liability	72	138
Convertible advanced investments		4,840
Total non-current liabilities	242	5,627
Commitments and contingent liabilities
Shareholders’ equity (deficit):
Authorized: 0 and 6,196,004 shares at December 31, 2023 and 2022, respectively; Issued and outstanding: 0 and 5,714,400 shares at December 31, 2023 and 2022, respectively		78
Additional paid-in capital	41,752	30,375
Accumulated deficit	(31,671)	(30,969)
Total shareholders’ equity (deficit)	10,260	(460)
Total liabilities and shareholders’ equity (deficit)	11,523	6,112
Ordinary Shares
Shareholders’ equity (deficit):
Ordinary shares value	179	51
Convertible Ordinary 1 and 2 Shares
Shareholders’ equity (deficit):
Ordinary shares value		$ 5